                                                           FILE NUMBER 028-00568

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

         Report for the Calendar Year or Quarter Ended December 31, 2004

                       If amended report check here:
                                                     -----

Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 11th day of February, 2005.


                                        By: /s/ William M Lane
                                            ------------------------------------
                                            William M Lane, Vice President
                                            for Robert E. Torray & Co. Inc.

December 31, 2004                         Form 13F - Robert E. Torray & Co. Inc.

        Item 1          Item 2    Item 3     Item 4       Item 5            Item 6            Item 7             Item 8
                                                                            Invest                          Voting Authority
                         Title    CUSIP    Fair Market    Total   -------------------------- -------- ---------------------------
Name of Issuer         of Class   Number      Value       Shares  (a)Sole (b)Shared (c)Other Managers  (a)Sole  (b)Shared (c)None
---------------------- -------- --------- ------------- --------- ------- --------- -------- -------- --------- --------- -------
Abbott Laboratories     common  002824100    87,881,370 1,883,845    X                          All   1,883,845
                                             22,333,361   478,743    X                          All                       478,743
Agilent Technologies    common  00846U101    47,286,610 1,962,100    X                          All   1,962,100
                                             11,057,080   458,800    X                          All                       458,800
Allied Capital
   Corporation          common  01903Q108    61,313,152 2,372,800    X                          All   2,372,800
                                             15,671,960   606,500    X                          All                       606,500
AMBAC Financial Group,
   Inc.                 common  023139108   130,103,037 1,584,111    X                          All   1,584,111
                                             34,892,931   424,850    X                          All                       424,850
American Express
   Company              common  025816109    75,508,066 1,339,508    X                          All   1,339,508
                                             21,395,910   379,562    X                          All                       379,562
American International
   Group, Inc.          common  026874107    69,046,358 1,051,414    X                          All   1,051,414
                                             22,050,213   335,773    X                          All                       335,773
Amgen Inc.              common  031162100   148,697,263 2,317,962    X                          All   2,317,962
                                             40,425,406   630,170    X                          All                       630,170
Anheuser-Busch Co.,
   Inc.                 common  035229103    99,222,655 1,955,897    X                          All   1,955,897
                                             25,065,693   494,100    X                          All                       494,100
Automatic Data
   Processing, Inc.     common  053015103   102,134,725 2,302,925    X                          All   2,302,925
                                             24,819,280   559,623    X                          All                       559,623
Bank of America
   Corporation          common  060505104    40,467,036   861,184    X                          All     861,184
                                             11,723,535   249,490    X                          All                       249,490
Cardinal Health Inc.    common  14149Y108   120,189,538 2,066,888    X                          All   2,066,888
                                             30,976,505   532,700    X                          All                       532,700
Clear Channel
   Communications,
   Inc.                 common  184502102    79,679,776 2,379,211    X                          All   2,379,211
                                             18,972,788   566,521    X                          All                       566,521
Danaher Corporation     common  235851102    61,509,074 1,071,400    X                          All   1,071,400
                                             15,931,275   277,500    X                          All                       277,500
The DIRECTV Group,
   Inc.                 common  25459L106    87,246,118 5,211,835    X                          All   5,211,835
                                             21,449,380 1,281,325    X                          All                     1,281,325
The Walt Disney
   Company              common  254687106   117,934,689 4,242,255    X                          All   4,242,255
                                             28,412,573 1,022,035    X                          All                     1,022,035
Echostar
   Communications
   Corporation          common  278762109    65,467,389 1,968,944    X                          All   1,968,944
                                             16,987,425   510,900    X                          All                       510,900
Emerson Electric
   Company              common  291011104    73,330,629 1,046,086    X                          All   1,046,086
                                             26,515,325   378,250    X                          All                       378,250
First Data Corporation  common  319963104   120,386,413 2,829,958    X                          All   2,829,958
                                             31,428,552   738,800    X                          All                       738,800
Franklin Resources
   Inc.                 common  354613101   160,333,325 2,301,986    X                          All   2,301,986
                                             40,819,497   586,066    X                          All                       586,066
Gannett Co., Inc.       common  364730101    58,447,445   715,391    X                          All     715,391
                                             16,230,440   198,659    X                          All                       198,659
General Dynamics
   Corporation          common  369550108    77,602,740   741,900    X                          All     741,900
                                             18,535,120   177,200    X                          All                       177,200
General Electric
   Company              common  369604103   113,419,151 3,107,374    X                          All   3,107,374
                                             29,083,200   796,800    X                          All                       796,800

December 31, 2004                         Form 13F - Robert E. Torray & Co. Inc.

        Item 1          Item 2    Item 3     Item 4       Item 5            Item 6            Item 7             Item 8
                                                                            Invest                          Voting Authority
                         Title    CUSIP    Fair Market    Total   -------------------------- -------- ---------------------------
Name of Issuer         of Class   Number      Value       Shares  (a)Sole (b)Shared (c)Other Managers  (a)Sole  (b)Shared (c)None
---------------------- -------- --------- ------------- --------- ------- --------- -------- -------- --------- --------- -------
Hewlett-Packard
   Company              common  428236103    70,063,853 3,341,147    X                          All   3,341,147
                                             13,659,858   651,400    X                          All                       651,400
Honeywell
   International Inc.   common  438516106    89,086,815 2,515,866    X                          All   2,515,866
                                             24,994,963   705,873    X                          All                       705,873
Illinois Tool Works
   Inc.                 common  452308109   135,322,995 1,460,110    X                          All   1,460,110
                                             32,360,890   349,168    X                          All                       349,168
JPMorgan Chase & Co.    common  46625H100   108,120,896 2,771,620    X                          All   2,771,620
                                             30,131,169   772,396    X                          All                       772,396
Johnson & Johnson       common  478160104    53,126,934   837,700    X                          All     837,700
                                             13,131,492   207,056    X                          All                       207,056
Kimberly-Clark
   Corporation          common  494368103    34,748,404   528,011    X                          All     528,011
                                              9,434,061   143,353    X                          All                       143,353
Markel Corporation      common  570535104   135,486,988   372,217    X                          All     372,217
                                             10,932,376    30,034    X                          All                        30,034
Pfizer Inc.             common  717081103    53,792,047 2,000,448    X                          All   2,000,448
                                             10,681,622   397,234    X                          All                       397,234
SBC Communications,
   Inc.                 common  78387G103   100,077,847 3,883,502    X                          All   3,883,502
                                             25,442,721   987,300    X                          All                       987,300
Tribune Company         common  896047107    86,019,413 2,041,277    X                          All   2,041,277
                                             20,525,888   487,088    X                          All                       487,088
United Technologies
   Corporation          common  913017109   125,995,640 1,219,116    X                          All   1,219,116
                                             32,320,335   312,727    X                          All                       312,727
Univision
   Communications,
   Inc.                 common  914906102    89,409,723 3,054,654    X                          All   3,054,654
                                             23,385,267   798,950    X                          All                       798,950
                                          -------------
                                          3,850,236,205
                                          =============